Bank overdrafts, bonds and bank loans - Repayments Due on Corporate Bonds, Bank Loans and Overdrafts (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019 [1]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	£ 13,594.7	£ 12,845.3
Within one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	8,619.2	8,798.0
Between one and two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	590.9	96.4
Between two and three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	669.4	590.4
Between three and four years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	540.2	632.1
Between four and five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	445.6	554.3
Over five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	£ 2,729.4	£ 2,174.1

[1]	Figures have been restated as described in the accounting policies.